Income Taxes - Changes in Deferred Tax Asset Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Valuation allowance as of beginning of year	$ 95,367	$ 73,600
Net increases recorded to income tax provision	22,848	21,767
Valuation allowance as of end of year	$ 118,215	$ 95,367